7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 978	$ 869	$ 1,966	$ 1,342